CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,284,693)	$ (2,433,765)	$ (2,908,865)	$ (2,736,715)	$ (78,665,271)	$ (82,949,964)
Adjustments to reconcile net loss to net cash used by/in operating activities:
Depreciation and amortization	45,222	13,258	17,804	51,695	2,410,265	2,455,487
Amortization of debt discount	807,695	6,851	48,943		1,048,943	1,856,638
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants				14,885	533,648	533,648
Expense for issuance of options	508,069	108,594	149,325	236,705	1,639,525	2,147,594
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Inventories	(186,339)					(186,339)
Prepaid expenses and other current assets	311,020	298,181	24,555	(252,088)	(616,084)	(305,064)
Other assets				10,239	(56,394)	(56,394)
Accounts payable and accrued expenses	79,437	197,795	190,980	666	2,988,562	3,067,999
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(2,719,589)	(1,809,086)	(2,477,258)	(2,674,613)	(58,748,882)	(61,468,471)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(34,116)		(139,356)		(2,366,288)	(2,400,404)
Patent costs	(17,818)	(23,068)	(26,093)	(7,917)	(461,740)	(479,558)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments				199,607	393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash (used) provided by investing activities	(51,934)	(23,068)	(165,449)	185,279	(4,427,705)	(4,479,639)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	2,756,860	17,500	767,498	1,335,754	43,814,450	46,571,310
Proceeds from borrowings	1,250,000	977,250	1,335,250		9,938,881	11,188,881
Proceeds from exercise of stock options	5,141					5,141
Proceeds from subscription receivables					499,395	499,395
Net cash provided by financing activities	4,012,001	994,750	2,102,748	1,335,754	64,232,256	68,244,257
Net increase (decrease) in cash and cash equivalents	1,240,478	(837,404)	(539,959)	(1,153,580)	1,055,669	2,296,147
Cash and cash equivalents at beginning of period	1,055,669	1,595,628	1,595,628	2,749,208
Cash and cash equivalents at end of period	2,296,147	758,224	1,055,669	1,595,628	1,055,669	2,296,147
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt	1,250,000	112,413	306,805		306,805	1,556,805
Issuance of stock			229,606		229,606
Note payable principal and interest conversion to equity	1,483,330			57,605	10,434,319	11,917,649
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance of preferred stock					768,063	768,063
Preferred stock dividends	2,354,428	1,596,801	2,177,464	704,325	5,323,579	7,678,007
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest
Adjustments to reconcile net loss to net cash used by/in operating activities:
Issuance of common stock					3,351,961	3,351,961
Consultant Services
Adjustments to reconcile net loss to net cash used by/in operating activities:
Issuance of common stock					30,000	30,000
Stock Issuance Costs
Supplemental schedule of noncash investing and financing activities:
Issuance of stock	106,344					335,950
Issuance of member units					437,206	437,206
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					$ 1,609,446	$ 1,609,446